Accrued Compensation (Schedule of Accrued Compensation) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Compensation [Abstract]
Accrued wages	$ 36,053	$ 17,046	$ 126,050
Accrued vacation	78,762	70,846	51,351
Total accrued compensation	$ 114,815	$ 87,892	$ 177,401